Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 25, 2019, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Investment Objective(s)

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)
Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None
Other Expenses[2]
Deferred Income Tax Expense[3]	0.66	0.66	0.66	0.66
Interest Expense	1.06	1.06	1.06	1.06
Other Expenses	0.37	0.37	0.37	0.37
Total Annual Fund Operating Expenses	3.59	4.34	3.84	3.34
Fee Waiver and/or Expense Reimbursement[4]	0.04	0.02	0.04	0.01
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.55	4.32	3.80	3.33
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” are based on estimated amounts for the current fiscal year.
3

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability/asset, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. An estimate of deferred income tax expense is dependent upon the Fund’s net investment income and realized and unrealized gains on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense cannot be reliably predicted from year to year. As of the fiscal year ended November 30, 2018, the Fund had accumulated net operating loss carryforwards of $45,933,889. For the fiscal year ended November 30, 2018, the Fund accrued deferred income tax expense primarily related to unrealized appreciation on investments.

1 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-1

4

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding deferred income tax expense, interest expense and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.83%, 2.60%, 2.08% and 1.61%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. In addition, Invesco has voluntarily agreed to reduce its management fee by 0.25% of the Fund’s daily net assets. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$888	$1,582	$2,301	$4,187
Class C	$533	$1,311	$2,203	$4,484
Class R	$382	$1,165	$1,970	$4,065
Class Y	$336	$1,025	$1,739	$3,629

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$888	$1,582	$2,301	$4,187
Class C	$433	$1,311	$2,203	$4,484
Class R	$382	$1,165	$1,970	$4,065
Class Y	$336	$1,025	$1,739	$3,629

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (MLP) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLP investments. The Fund’s MLP investments may include the following: MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (PIPEs) issued by MLPs.

The Fund invests in MLP investments that primarily derive their revenue from businesses engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products (including non-hydrocarbon based products) or other hydrocarbons (Midstream MLP investments). While the Fund primarily invests in Midstream MLP investments, it also may invest in MLP investments that primarily derive their revenue from businesses engaging in or supporting the acquisition, exploration and development, or extraction of crude oil, condensate, natural gas, natural gas liquids, or other hydrocarbons

(Upstream MLP investments) and businesses engaging in the processing, treating, or refining of crude oil, natural gas liquids or other hydrocarbons (Downstream MLP investments). The Fund may invest in MLP investments of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers. At times, the Fund may hold fewer than 20 MLP investments.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow up to 33 1/3% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Adviser relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Adviser’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Adviser generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Adviser seeks to invest in MLP investments that have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Master Limited Partnerships. Investments in securities of master limited partnerships (MLPs) are subject to all the risks of investments in common stock, in addition to risks related to the following: a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; potential conflicts of interest between the MLP and the MLP’s general partner; cash flow; dilution; and the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically

2 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-1

would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses regardless of whether it receives a cash distribution from the MLP. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. This could have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Changes in the laws, regulations or related interpretations relating to the Fund’s investments in MLPs could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy.

Risks of Energy Infrastructure and Energy-Related Assets or Activities. Energy infrastructure MLPs are subject to risks specific to the energy and energy-related industries, including, but not limited to: fluctuations in commodity prices may impact the volume of energy commodities transported, processed, stored or distributed; reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time, could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP’s ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in securities of issuers in the energy sector and its underlying industries, it could experience greater volatility or may perform poorly during a downturn in that industry or sector because it is more susceptible to the economic, environmental and regulatory risks associated with that industry or sector than a Fund that invests more broadly.

Liquidity Risks. Securities that are difficult to value or to sell promptly at an acceptable price are generally referred to as “illiquid” investments. If it is required to sell investments quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss on illiquid investments.

Liquidity Risks of MLP Securities. Although MLPs trade publicly, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. When certain MLP securities experience limited trading volumes, they may experience abrupt or erratic price movements at times. Investments in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund’s ability to take advantage of other market opportunities or to dispose of securities, which may affect adversely its ability to make dividend distributions.

MLP Affiliates. The Fund may invest in the equity securities of MLP affiliates, including the general partners or managing members of MLPs and companies that own MLP general partner interests that are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund may purchase such other MLP equity securities through market transactions, as well as through direct placements. The Fund may also invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Private Investments in Public Equity (PIPEs). PIPEs are equity securities issued in a private placement by companies that have outstanding, publicly traded equity securities of the same class. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time period from the date the private sale is completed. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale or on the ability to sell such securities through an exempt transaction. Any number of factors may prevent or delay a proposed registration. There is no guarantee, however, that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments. The Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Risks of Deferred Tax Liability. The Fund is classified for federal tax purposes as a taxable regular corporation (also referred to as a “C corporation”) subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and shareholders. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which in turn could have significant adverse consequences on the Fund and shareholders.

3 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-1

As a C corporation the Fund accrues deferred income taxes for any future tax liability, reflected each day in the Fund’s NAV, associated with its investments in MLPs. Current and deferred tax liabilities, if any, will depend upon net investment gains and losses and realized and unrealized gains and losses on investments, and therefore may vary greatly from year to year and day to day depending on the nature and performance of the Fund’s investments and the general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances, subject to the Fund’s modification of those estimates or assumptions as new information becomes available. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate its NAV may vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets, prevailing tax rates, and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV to the extent that its actual tax liability differs from the estimated deferred tax liability.

Regulatory Risks. Changes in the laws, regulations or related interpretations relating to the Fund’s tax treatment as a C corporation, or its investments in MLPs or other instruments, could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. As discussed above, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in the MLP itself being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution or the value of the Fund’s investment. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C and Class Y shares of the predecessor fund. Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses.

Class R shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R shares are invested in the same portfolio of securities, Class R shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Class Y shares year-to-date (ended March 31, 2019): 22.53%

Best Quarter (ended June 30, 2016): 30.98%

Worst Quarter (ended September 30, 2015): -26.33%

Average Annual Total Returns (for the periods ended December 31, 2018)
	1 Year	5 Years	Since Inception
Class Y shares: Inception (12/30/2011)
Return Before Taxes	-20.93%	-9.51%	-2.68%
Return After Taxes on Distributions	-24.26	-12.49	-5.63
Return After Taxes on Distributions and Sale of Fund Shares	-12.01	-7.66	-2.79
Class A shares: Inception (2/6/2012)	-25.47	-10.75	-3.95
Class C Shares: Inception (5/22/2012)	-22.30	-10.40	-3.45
Class R Shares[1]: Inception (5/24/2019)	-21.28	-9.96	-3.40
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (12/30/2011)	-4.38	8.49	11.78
Alerian MLP Index (reflects no deduction for fees, expenses or taxes) (12/30/2011)	-12.42	-7.31	-1.74
1

Class R shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is February 6, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Stuart Cartner	Portfolio Manager	2019 (predecessor fund 2011)
Brian Watson	Portfolio Manager	2019 (predecessor fund 2011)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

4 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-1

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50

Tax Information

The Fund is taxed as a regular corporation or so-called Subchapter “C” corporation for U.S. federal, state and local income tax purposes. The Fund’s distributions generally are taxable to you as ordinary income and/or tax-deferred returns of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

5 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-1

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 25, 2019, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Investment Objective(s)

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]
Deferred Income Tax Expense[2]	0.66	0.66
Interest and Fees From Borrowing	1.06	1.06
Other Expenses	0.34	0.29
Total Annual Fund Operating Expenses	3.31	3.26
Fee Waiver and/or Expense Reimbursement[3]	0.08	0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.23	3.18
1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability/asset, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. An estimate of deferred income tax expense is dependent upon the Fund’s net investment income and realized and unrealized gains on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense cannot be reliably predicted from year to year. As of the fiscal year ended November 30, 2018, the Fund had accumulated net operating loss carryforwards of $45,933,889. For the fiscal year ended November 30, 2018, the Fund accrued deferred income tax expense primarily related to unrealized appreciation on investments.

3

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding deferred income tax expense, interest expense and certain items discussed in the statement of additional information (SAI)) of Class R5 and Class R6 shares to 1.51% and 1.46%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. In addition, Invesco has voluntarily agreed to reduce its management fee by 0.25% of the Fund’s daily net assets. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

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for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$326	$1,003	$1,712	$3,592
Class R6	$321	$989	$1,688	$3,547

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (MLP) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLP investments. The Fund’s MLP investments may include the following: MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (PIPEs) issued by MLPs.

The Fund invests in MLP investments that primarily derive their revenue from businesses engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products (including non-hydrocarbon based products) or other hydrocarbons (Midstream MLP investments). While the Fund primarily invests in Midstream MLP investments, it also may invest in MLP investments that primarily derive their revenue from businesses engaging in or supporting the acquisition, exploration and development, or extraction of crude oil, condensate, natural gas, natural gas liquids, or other hydrocarbons (Upstream MLP investments) and businesses engaging in the processing, treating, or refining of crude oil, natural gas liquids or other hydrocarbons (Downstream MLP investments). The Fund may invest in MLP investments of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers. At times, the Fund may hold fewer than 20 MLP investments.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow up to 33 1/3% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Adviser relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Adviser’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Adviser generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Adviser seeks to invest in MLP investments that have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Master Limited Partnerships. Investments in securities of master limited partnerships (MLPs) are subject to all the risks of investments in common stock, in addition to risks related to the following: a common unit holder’s limited control and limited rights to vote on matters affecting the MLP; potential conflicts of interest between the MLP and the MLP’s general partner; cash flow; dilution; and the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP’s general partner. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding MLP common units. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses regardless of whether it receives a cash distribution from the MLP. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in the MLP being required to pay federal income tax (as well as state and local income taxes) on its taxable income. This could have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the

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MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Changes in the laws, regulations or related interpretations relating to the Fund’s investments in MLPs could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy.

Risks of Energy Infrastructure and Energy-Related Assets or Activities. Energy infrastructure MLPs are subject to risks specific to the energy and energy-related industries, including, but not limited to: fluctuations in commodity prices may impact the volume of energy commodities transported, processed, stored or distributed; reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time, could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP’s ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry or market sector will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in securities of issuers in the energy sector and its underlying industries, it could experience greater volatility or may perform poorly during a downturn in that industry or sector because it is more susceptible to the economic, environmental and regulatory risks associated with that industry or sector than a Fund that invests more broadly.

Liquidity Risks. Securities that are difficult to value or to sell promptly at an acceptable price are generally referred to as “illiquid” investments. If it is required to sell investments quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss on illiquid investments.

Liquidity Risks of MLP Securities. Although MLPs trade publicly, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. When certain MLP securities experience limited trading volumes, they may experience abrupt or erratic price movements at times. Investments in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund’s ability to take advantage of other market opportunities or to dispose of securities, which may affect adversely its ability to make dividend distributions.

MLP Affiliates. The Fund may invest in the equity securities of MLP affiliates, including the general partners or managing members of MLPs and companies that own MLP general partner interests that are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund may purchase such other MLP equity securities through market transactions, as well as through direct placements. The Fund may also invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

Private Investments in Public Equity (PIPEs). PIPEs are equity securities issued in a private placement by companies that have outstanding, publicly traded equity securities of the same class. Shares in PIPEs generally are not registered with the Securities and Exchange Commission until after a certain time period from the date the private sale is completed. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale or on the ability to sell such securities through an exempt transaction. Any number of factors may prevent or delay a proposed registration. There is no guarantee, however, that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments. The Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Risks of Deferred Tax Liability. The Fund is classified for federal tax purposes as a taxable regular corporation (also referred to as a “C corporation”) subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and shareholders. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which in turn could have significant adverse consequences on the Fund and shareholders.

As a C corporation the Fund accrues deferred income taxes for any future tax liability, reflected each day in the Fund’s NAV, associated with its investments in MLPs. Current and deferred tax liabilities, if any, will depend upon net investment gains and losses and realized and unrealized gains and losses on investments, and therefore may vary greatly from year to year and day to day depending on the nature and performance of the Fund’s investments and the general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances, subject to the Fund’s modification of those estimates or assumptions as new information becomes available. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate its NAV may vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets, prevailing tax rates, and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV to the extent that its actual tax liability differs from the estimated deferred tax liability.

Regulatory Risks. Changes in the laws, regulations or related interpretations relating to the Fund’s tax treatment as a C corporation, or its investments in MLPs or other instruments, could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. As discussed above, a change in current tax law, or a

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change in the underlying business mix of a given MLP, could result in the MLP itself being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution or the value of the Fund’s investment. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Risks of Non-Diversification. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class R6 shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class I shares of the predecessor fund were reorganized into Class R6 shares of the Fund after the close of business on May 24, 2019. Class R6 shares’ returns of the Fund will be different from Class I shares’ returns of the predecessor fund as they have different expenses.

Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Class R6 shares year-to-date (ended March 31, 2019): 22.54%

Best Quarter (ended June 30, 2016): 30.88%

Worst Quarter (ended September 30, 2015): -26.31%

Average Annual Total Returns (for the periods ended December 31, 2018)
	1 Year	5 Years	Since Inception
Class R6 shares: Inception (6/28/2013)
Return Before Taxes	-20.81%	-9.34%	-7.61%
Return After Taxes on Distributions	-24.12	-12.32	-10.57
Return After Taxes on Distributions and Sale of Fund Shares	-11.93	-7.56	-6.33
Class R5 shares[1]: Inception (5/24/2019)	-21.08	-9.73	-3.16
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (6/28/2013)	-4.38	8.49	10.68
Alerian MLP Index (reflects no deduction for fees, expenses or taxes) (6/28/2013)	-12.42	-7.31	-5.91
1

Class R5 shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is February 6, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R6 shares only and after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Stuart Cartner	Portfolio Manager	2019 (predecessor fund 2011)
Brian Watson	Portfolio Manager	2019 (predecessor fund 2011)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.

There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.

There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.

Tax Information

The Fund is taxed as a regular corporation or so-called Subchapter “C” corporation for U.S. federal, state and local income tax purposes. The Fund’s distributions generally are taxable to you as ordinary income and/or tax-deferred returns of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

5 Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	invesco.com/us O-SPMAP-SUMPRO-2